Trade and Other Receivables - Schedule of Provision Matrix Trade Receivables (Details) - Lifetime expected credit losses [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	$ 4,548,696	$ 469,101
Not past due [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
1 to 30 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	1,169	30,241
31-60 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	1,210	12,280
61-210 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	14,163	213,390
211 - 240 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	58	149,995
Over 241 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	$ 4,532,096	$ 63,195